Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of October 2015

Collection Period Start	1-Oct-15	Distribution Date	16-Nov-15
Collection Period End	31-Oct-15	30/360 Days	30
Beg. of Interest Period	15-Oct-15	Actual/360 Days	32
End of Interest Period	16-Nov-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,011,912,858.76	632,717,502.15	588,487,250.24	0.5815592
Total Securities		1,011,912,858.76	632,717,502.15	588,487,250.24	0.5815592
Class A-1 Notes	0.180000%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.480000%	182,500,000.00	56,902,321.70	34,787,195.74	0.1906148
Class A-2b Notes	0.355750%	182,500,000.00	56,902,321.70	34,787,195.74	0.1906148
Class A-3 Notes	0.800000%	242,000,000.00	242,000,000.00	242,000,000.00	1.0000000
Class A-4 Notes	1.040000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	161,912,858.76	161,912,858.76	161,912,858.76	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	22,115,125.96	22,760.93	121.1787724	0.1247174
Class A-2b Notes	22,115,125.96	17,993.78	121.1787724	0.0985961
Class A-3 Notes	0.00	161,333.33	0.0000000	0.6666667
Class A-4 Notes	0.00	99,666.67	0.0000000	0.8666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	44,230,251.91	301,754.71

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				9,193,691.40
Monthly Interest				2,803,229.11
Total Monthly Payments				11,996,920.51

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				407,072.52
Aggregate Sales Proceeds Advance				21,197,202.63
Total Advances				21,604,275.15

Vehicle Disposition Proceeds:
Reallocation Payments				18,564,388.65
Repurchase Payments				690,145.88
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				9,404,752.31
Excess Wear and Tear and Excess Mileage				139,225.33
Remaining Payoffs				0.00
Net Insurance Proceeds				701,884.96
Residual Value Surplus				408,887.44
Total Collections				63,510,480.23

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	15,717,310.00			1,078
Involuntary Repossession	106,275.87			8
Voluntary Repossession	191,711.00			13
Full Termination	2,532,672.78			170
Bankruptcy	16,419.00			1
Insurance Payoff		695,485.61		33
Customer Payoff			217,262.34	10
Grounding Dealer Payoff			5,139,585.70	232
Dealer Purchase			2,738,341.68	123
Total	18,564,388.65	695,485.61	8,095,189.72	1,668

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of October 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	32,624	719,599,986.56	7.00000%	632,717,502.15
Total Depreciation Received		(10,134,791.74)		(8,523,500.74)
Principal Amount of Gross Losses	(63)	(1,384,770.67)		(1,238,398.24)
Repurchase / Reallocation	(44)	(751,894.48)		(690,145.88)
Early Terminations	(930)	(17,628,845.34)		(15,218,760.97)
Scheduled Terminations	(1,051)	(20,741,103.43)		(18,559,446.08)
Pool Balance - End of Period	30,536	668,958,580.90		588,487,250.24

Remaining Pool Balance
Lease Payment				114,416,678.15
Residual Value				474,070,572.09
Total				588,487,250.24

III. DISTRIBUTIONS

Total Collections					63,510,480.23
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					63,510,480.23

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					480,128.41
3. Reimbursement of Sales Proceeds Advance					13,321,164.03
4. Servicing Fee:
Servicing Fee Due					527,264.59
Servicing Fee Paid					527,264.59
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					14,328,557.03

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					22,760.93

Class A-2 Notes Monthly Interest Paid					22,760.93
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					17,993.78

Class A-2 Notes Monthly Interest Paid					17,993.78
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					161,333.33

Class A-3 Notes Monthly Interest Paid					161,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of October 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	99,666.67

Class A-4 Notes Monthly Interest Paid	99,666.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	301,754.71
Total Note and Certificate Monthly Interest Paid	301,754.71
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	48,880,168.49

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	44,230,251.91

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	44,230,251.91
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,649,916.58

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of October 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,059,564.29
Required Reserve Account Amount		15,178,692.88
Beginning Reserve Account Balance		15,178,692.88
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		15,178,692.88
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,649,916.58
Gross Reserve Account Balance		19,828,609.46
Remaining Available Collections Released to Seller		4,649,916.58
Total Ending Reserve Account Balance		15,178,692.88

V. POOL STATISTICS

Weighted Average Remaining Maturity		10.01
Monthly Prepayment Speed		118%
Lifetime Prepayment Speed		90%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,065,055.27
Securitization Value of Gross Losses and Casualty Receivables	1,238,398.24	63
Aggregate Defaulted and Casualty Gain (Loss)	(173,342.97)
Pool Balance at Beginning of Collection Period	632,717,502.15
Net Loss Ratio	-0.0274%

Cumulative Net Losses for all Periods	0.2541%	2,571,483.11

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,044,514.31	264
61-90 Days Delinquent	1,204,229.10	63
91-120+ Days Delinquent	382,337.04	20
Total Delinquent Receivables:	6,631,080.45	347
60+ Days Delinquencies as Percentage of Receivables	0.25%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	18,249,982.78	1234
Securitization Value	20,379,484.09
Aggregate Residual Gain (Loss)	(2,129,501.31)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	80,670,211.51	5,281
Cumulative Securitization Value	89,309,332.57
Cumulative Residual Gain (Loss)	(8,639,121.06)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		19,965,502.38
Reimbursement of Outstanding Advance		13,321,164.03
Additional Advances for current period		21,197,202.63
Ending Balance of Residual Advance		27,841,540.98

Beginning Balance of Payment Advance		1,238,078.07
Reimbursement of Outstanding Payment Advance		480,128.41
Additional Payment Advances for current period		407,072.52
Ending Balance of Payment Advance		1,165,022.18

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of October 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No